Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of December 31, 2024

(expressed in U.S. dollars)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Cost	Fair Value (3)	% of Net Assets
Investments at Fair Value (4)
Asset Backed Securities (5)
Structured Finance
Germany
Cork Harmony Consumer Loans DAC	Mezzanine Loan, Delayed Draw, 11.90% (1M EURIBOR + 9.00%, due 07/15/2027) (7) (8) (9) (10)	10/1/2023	$3,428,571	$3,707,079	$3,578,442	6.28%
United States
Carvana Auto Receivables Trust 2024-P4	Class R Note (effective yield 16.30%, maturity 12/10/2032) (8) (11)	12/10/2024	2,937	1,425,355	1,427,925	2.51%
Total Asset Backed Securities				5,132,434	5,006,367	8.79%

Collateralized Fund Obligation Equity (5) (11)
Structured Finance
United States
ALP CFO 2024, L.P.	Subordinated Loan, DD (effective yield 38.50%, maturity 10/15/2036)(8) (10)	10/21/2024	1,018,000	1,018,000	955,282	1.68%
Glendower Capital Secondaries CFO, LLC	Subordinated Loan, DD (effective yield 44.85%, due 07/13/2038)(8)	10/1/2023	415,896	434,406	495,488	0.87%
Total Collateralized Fund Obligation Equity				1,452,406	1,450,770	2.55%

Collateralized Loan Obligation Debt (5)
Structured Finance
United States
KKR CLO 16 Ltd.	Secured Note - Class D-R2, 11.99% (3M SOFR + 7.37%, due 10/20/2034)(9)	10/1/2023	1,200,000	1,112,490	1,194,000	2.10%
Golub Capital Partners Clo 44M Ltd	Secured Note - Class C-R, 06.85% (3M SOFR + 2.30%, due 10/21/2038)(9)	12/30/2024	2,500,000	2,506,249	2,506,250	4.40%
Total Collateralized Loan Obligation Debt				3,618,739	3,700,250	6.50%

Collateralized Loan Obligation Equity (5) (11)
Structured Finance
United States
Ares LXV CLO Ltd.	Subordinated Note (effective yield 19.08%, maturity 07/25/2034)(8)	4/16/2024	1,075,000	711,440	707,455	1.24%
Ares LXIX CLO Ltd.	Income Note (effective yield 24.22%, maturity 04/15/2037)(8) (13)	1/31/2024	2,625,000	1,693,041	1,996,220	3.51%
Carlyle US CLO 2021-10 Ltd.	Subordinated Note (effective yield 11.31%, maturity 10/20/2034)(8)	12/4/2024	4,958,815	2,743,944	2,474,173	4.34%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 15.11%, maturity 04/20/2035)(8)	10/1/2023	2,791,000	1,836,536	1,726,110	3.03%
CIFC Funding 2017-V Ltd	Subordinated Note (effective yield 16.33%, maturity 07/17/2037)(8)	10/30/2024	1,000,000	474,750	457,677	0.80%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 16.92%, maturity 04/18/2035)(8)	2/15/2024	1,075,000	757,279	708,791	1.24%
Dryden 90 CLO, Ltd.	Subordinated Note (effective yield 11.81%, maturity 02/20/2035)(8)	4/9/2024	1,500,000	831,668	649,278	1.14%
Generate CLO 3 Ltd.	Subordinated Note (effective yield 9.99%, maturity 10/20/2036)(8)	4/23/2024	1,824,000	1,024,283	764,690	1.34%
KKR CLO 37 Ltd.	Subordinated Note (effective yield 14.69%, maturity 01/20/2035)(8)	4/16/2024	1,525,000	1,033,614	825,362	1.45%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Subordinated Note (effective yield 13.24%, maturity 07/20/2036)(8)	2/21/2024	2,100,000	1,280,342	1,500,860	2.64%
Octagon Investment Partners 49, Ltd.	Subordinated Note (effective yield 16.14%, maturity 04/15/2037)(8)	3/25/2024	1,300,000	684,593	601,818	1.06%
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 14.57%, maturity 07/20/2035)(8)	10/1/2023	2,250,000	1,423,567	1,057,434	1.86%
Total United States				14,495,057	13,469,868	23.65%
European Union - Various
Aqueduct European CLO 5-2020 DAC	Class M-2 Note (effective yield 35.68%, maturity 04/20/2034)(7) (8)	12/27/2024	973,000	786,742	776,070	1.36%
Aqueduct European CLO 5-2020 DAC	Class M-1 Note (effective yield 12.92%, maturity 04/20/2034)(7) (8) (13)	12/27/2024	962,000	827,119	816,251	1.43%
Blackrock European CLO XV DAC	Subordinated Note (effective yield 19.40%, maturity 01/28/2038)(7) (8)	11/29/2024	810,000	813,167	797,087	1.40%
OCP Euro CLO 2022-6 DAC	Subordinated Note (effective yield 14.76%, maturity 01/20/2033)(7) (8)	4/23/2024	625,000	524,022	516,849	0.91%
Sculptor European CLO XII DAC	Subordinated Note (effective yield 19.40%, maturity 01/15/2038)(7) (8)	11/27/2024	1,395,000	1,179,106	1,156,009	2.03%
Total European Union - Various				4,130,156	4,062,266	7.13%
Total Collateralized Loan Obligation Equity				18,625,213	17,532,134	30.78%

Common Stock (5)
Financial Services
United States
Delta Financial Holdings LLC	Common Units(8) (12) (16)	10/1/2023	0	115	115	0.00%
Delta Leasing SPV III, LLC	Common Equity(8) (12) (16)	10/1/2023	4	2	2	0.00%
Total Common Stock				117	117	0.00%

Limited Partnership Interest (5)
Financial Services
United States
ASPF Oceanus Co-Invest (Cayman), L.P.	Partnership Interest (effective yield 13.96%, due 01/05/2029)(8) (10) (11)	1/30/2024	158,684	52,605	159,211	0.28%
Healthcare
United States
Frazier Healthcare Credit SPV II, L.P.	Partnership Interest (due 11/26/2029)(8)	11/25/2024	1,865,625	1,865,625	1,865,625	3.28%
Total Limited Partnership Interest				1,918,230	2,024,836	3.56%

Loan Accumulation Facilities (14) (5)
Structured Finance
United States
Steamboat XLVIII Ltd.	Loan Accumulation Facility(8)	4/8/2024	1,433,125	1,433,125	1,448,995	2.54%
Total Loan Accumulation Facilities				1,433,125	1,448,995	2.54%

Loans and Notes
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Collateralized Fund Obligation, Senior Secured Class B Loan, DD, 11.50% (due 07/13/2038) (5) (6) (8)	10/1/2023	398,429	397,791	408,837	0.72%
Glendower Capital Secondaries CFO, LLC	Collateralized Fund Obligation, Senior Secured Class C Loan, DD, 14.50% (due 07/13/2038) (5) (6) (8)	10/1/2023	182,440	182,075	187,892	0.33%
Total Structured Finance				579,866	596,729	1.05%
Financial Services
Singapore
FinAccel Pte Ltd	Senior Secured Class C Note, 15.00% (due 06/30/2026) (5) (6) (8)	10/1/2023	2,982,670	1,526,473	1,521,162	2.67%
FinAccel Pte Ltd	Senior Unsecured Convertible Note, 9.00% (due 03/11/2025) (5) (6) (8)	10/1/2023	836,069	831,182	836,069	1.47%
Total Singapore				2,357,655	2,357,231	4.14%
United States
Blue Owl Technology Finance Corp	Senior Unsecured Note, 4.75% (due 12/15/2025) (5) (6)	12/30/2024	2,500,000	2,473,325	2,473,917	4.34%
Dawson Rated Fund 6-R2 LP	Senior Secured Term Loan, DD, 13.40% (due 12/15/2034) (5) (6) (8) (10)	11/20/2024	1,580,614	1,580,614	1,580,614	2.78%
Delta Leasing SPV III, LLC	Senior Secured Note, DD, 13.00% (due 07/18/2030) (5) (6) (8) (10) (15) (16)	10/1/2023	1,961,535	1,961,803	1,962,516	3.45%
Gladstone Investment Corp	Senior Unsecured Note, 7.88% (due 02/01/2030)(6)	12/11/2024	7,331	183,275	185,987	0.33%
Ready Capital Corp	Senior Unsecured Note, 9.00% (due 12/15/2029)(6)	12/3/2024	27,025	675,588	681,030	1.20%
Ready Term Holdings, LLC	Senior Secured Term Loan, DD , 10.10% (3M SOFR + 5.50%, due 04/12/2029) (5) (8) (9)	4/10/2024	1,854,664	1,804,673	1,844,834	3.24%
Total United States				8,679,278	8,728,898	15.34%
Total Financial Services				11,036,933	11,086,129	19.48%
Manufacturing
United States
Footprint International Holdco Inc	Senior Secured Term Loan, DD, 15.01% (Prime + 7.25%, due 03/01/2027) (5) (8) (9)	10/1/2023	844,254	853,275	830,915	1.46%
Footprint International Holdco Inc	Senior Secured Term Loan C, DD, 15.01% (Prime + 7.25%, due 03/01/2027) (5) (8) (9)	10/1/2023	928,083	928,754	913,419	1.60%
Total Manufacturing				1,782,029	1,744,334	3.06%
Total Loans and Notes				13,398,828	13,427,192	23.59%

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of December 31, 2024

(expressed in U.S. dollars)

Issuer (1)	Investment Description	Acquisition Date (2)	Principal Amount / Shares	Cost	Fair Value (3)	% of Net Assets
Preferred Stock
Financial Services
United States
Arbor Realty Trust Inc	Preferred Shares, 6.25% (perpetual) (6)	4/10/2024	47,877	$911,662	$1,093,511	1.92%
Delta Financial Holdings LLC	Preferred Units (5) (8) (12) (16)	10/1/2023	51	50,600	50,594	0.09%
Granite Point Mortgage Trust Inc	Preferred Shares, 7.00% (perpetual) (6)	4/9/2024	11,742	200,902	204,428	0.36%
Total Preferred Stock				1,163,164	1,348,533	2.37%

Regulatory Capital Relief Securities (5)
Banking
Europe - Various
Banco Santander S.A.	Credit Linked Note, 12.01% (3M EURIBOR + 9.00%, due 06/20/2030) (7) (8) (9)	3/8/2024	600,000	656,190	630,476	1.11%
France
BNP Paribas	Note, 11.59% (3M EURIBOR + 8.00%, due 09/26/2031) (7) (8) (9)	9/18/2024	2,000,000	2,221,309	2,071,714	3.64%
BNP Paribas	Credit Linked Note, 12.69% (3M EURIBOR + 9.50%, due 10/12/2032) (7) (8) (9)	10/1/2023	1,403,683	1,484,043	1,483,788	2.61%
FCT Noria 2023	Class G Note, 15.38% (1M EURIBOR + 12.50%, due 10/24/2040) (7) (8) (9)	10/1/2023	1,890,242	2,004,050	1,936,398	3.40%
Total France				5,709,402	5,491,900	9.65%
Ireland
Setanta Finance DAC	Class B Note, 10.75% (3M EURIBOR + 7.75%, due 01/28/2033) (7) (8) (9)	11/8/2024	2,500,000	2,679,758	2,589,627	4.55%
Jersey
Pomona Finance Limited	Credit Linked Note, 18.66% (ESTR + 15.00%, due 09/29/2033) (7) (8) (9)	10/1/2023	1,848,922	1,954,773	1,912,595	3.36%
Spain
Autonoria Spain 2023 FT	Class G Note, 13.38% (1M EURIBOR + 10.50%, due 09/30/2041) (7) (8) (9)	10/1/2023	807,487	853,715	850,324	1.49%
United States
BNP Paribas	Credit Linked Note, 13.26% (CD SOFR + 8.00%, due 04/12/2031) (8) (9)	3/15/2024	1,492,819	1,492,819	1,492,864	2.62%
Granville USD Ltd	Class E2 Note, 14.77% (CD SOFR + 9.75%, due 07/31/2031) (8) (9)	10/1/2023	1,700,000	1,701,757	1,717,259	3.02%
LOFT 2022-1	Class C Note, 23.95% (CD SOFR + 19.00%, due 02/28/2032) (8) (9)	10/1/2023	2,119,694	2,054,632	2,396,526	4.21%
Manitoulin USD Ltd.	Class E Note, 15.27% (CD SOFR + 10.25%, due 11/01/2028) (8) (9)	10/16/2023	2,235,046	2,235,046	2,117,092	3.72%
Santander Bank Auto Credit-Linked Notes Series 2024-B	Credit Linked Note - Class G, 12.23% (due 01/18/2033)(6) (8)	12/10/2024	1,343,750	1,343,750	1,343,750	2.36%
Standard Chartered 1	Class B Note, 15.97% (CD SOFR + 10.75%, due 04/19/2033) (8) (9)	4/5/2024	780,000	780,000	780,028	1.37%
Standard Chartered 9	Class A Note, 10.20% (CD SOFR + 5.25%, due 11/28/2029) (8) (9)	10/1/2023	1,380,000	1,380,000	1,389,676	2.44%
Standard Chartered 9	Class B Note, 14.55% (CD SOFR + 9.60%, due 11/28/2029) (8) (9)	10/1/2023	870,000	870,000	870,518	1.53%
TRAFIN 2023-1	Note, 14.80% (CD SOFR + 10.00%, due 06/01/2029) (8) (9)	11/27/2023	1,125,000	1,125,000	1,167,624	2.05%
Total United States				12,983,004	13,275,337	23.32%
Total Regulatory Capital Relief Securities				24,836,842	24,750,259	43.48%

Warrants (5)
Manufacturing
United States
Footprint International Holdco Inc	Warrants (expiration 02/18/2032) (8) (12)	10/1/2023	4,009	3,789	1,423	0.00%
Financial Services
Singapore
FinAccel Pte Ltd	C Note PIK Warrants (expiration 06/30/2030) (8) (12)	10/1/2023	3,375	131,571	154,312	0.27%
FinAccel Pte Ltd	C Note Warrants (expiration 03/12/2029) (8) (12)	10/1/2023	1,874	35,437	55,096	0.10%
FinAccel Pte Ltd	Convertible Note Warrants (expiration 03/11/2025) (8) (12)	10/1/2023	2,124	28,844	-	0.00%
Total Singapore				195,852	209,408	0.37%
Total Warrants				199,641	210,831	0.37%

Total investments at fair value as of December 31, 2024				$71,778,739	$70,900,284	124.53%

Net assets above (below) fair value of investments					(13,954,224)

Net assets as of December 31, 2024					$56,946,060

(1)	Unless otherwise noted, the Trust is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Trust would be presumed to "control" an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial date of purchase or the date the investment was acquired by the Trust.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Trust’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted securities”. As of December 31, 2024, the aggregate fair value of these securities is $68.7 million, or 120.7% of the Fund’s net assets.
(6)	Fixed rate investment.
(7)	Investment principal amount is denominated in EUR.
(8)	Classified as Level III investment.
(9)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(10)	This investment has an unfunded commitment as of December 31, 2024.
(11)	Collateralized Loan Obligation ("CLO") Equity, Collateralized Fund Obligation Equity and certain other investments are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(12)	The following investment is not an income producing security.
(13)	Fair value includes the Trust's interest in fee rebates on CLO subordinated and income notes.
(14)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(15)	As of December 31, 2024, the investment includes interest income capitalized as additional investment principal, referred to as "PIK" interest. The PIK interest rate represents the interest rate at payment date when PIK interest is received.
(16)	The following investment is an affiliated investment as defined under the 1940 act, which represents investments in which the Trust owns 5% or more of the outstanding voting securities under common ownership or control. Please see below for further detail:

Issuer	Investment Description	Fair Value	Funded Commitment	Unfunded Commitment
Delta Leasing SPV III, LLC	Senior Securred Note, DD, 13.00% (due 07/18/2030)	$1,962,516	$1,903,564	$295,621
Delta Financial Holdings LLC	Common Units	115	115	N/A
Delta Leasing SPV III, LLC	Common Equity	2	2	N/A
Delta Financial Holdings LLC	Preferred Units	50,594	50,600	N/A

Reference Key:

CD	Compounded Daily
DD	Delayed Draw
ESTR	Euro Short Term Rate
EUR	Euro
EURIBOR	Euro London Interbank Offered Rate
Prime	Prime Lending Rate
SOFR	Secured Overnight Financing Rate

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of December 31, 2024

(expressed in U.S. dollars)

Forward Currency Contracts, at Fair Value(1)

Currency Purchased		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value
Unrealized appreciation on forward currency contracts
USD	1,616,579	EUR	1,548,000	Barclays Bank PLC	12/27/2024	1/31/2025	$11,251
USD	116,022	EUR	111,450	Barclays Bank PLC	12/23/2024	1/31/2025	444
USD	588,654	EUR	558,000	Barclays Bank PLC	12/2/2024	1/31/2025	9,990
USD	2,650,621	EUR	2,500,000	Barclays Bank PLC	11/13/2024	1/31/2025	58,037
USD	324,358	EUR	296,001	Barclays Bank PLC	11/5/2024	1/31/2025	17,395
USD	13,732,573	EUR	12,573,140	Barclays Bank PLC	10/30/2024	1/31/2025	693,806

Total unrealized appreciation on forward currency contracts							$790,923